Trade Receivables, Net - Schedule of Trade Receivables and Aging Analysis (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 USD ($)
Schedule of Trade Receivables and Aging Analysis [Line Items]
Less: impairment allowance		RM (94,000)	$ 0	$ 0
Total	41,820,000	27,846,000			$ 9,921,708
Current [Member]
Schedule of Trade Receivables and Aging Analysis [Line Items]
Gross carrying amount	RM 41,820,000	27,000,000
1 to 30 days [Member]
Schedule of Trade Receivables and Aging Analysis [Line Items]
Gross carrying amount		470,000
31 to 120 days [Member]
Schedule of Trade Receivables and Aging Analysis [Line Items]
Gross carrying amount		RM 470,000